Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Revenues from Contracts with Customers

Set out is the disaggregation of PLDT Group’s revenues from contracts with customers for the years ended
December 31, 2024, 2023 and 2022:

Revenue Streams	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos)
December 31, 2024
Type of good or service
Service revenue	97,779	125,994	—	(15,391)	208,382
Non-service revenue	7,955	496	—	—	8,451
Total revenues from contracts with customers	105,734	126,490	—	(15,391)	216,833

Timing of revenue recognition
Transferred over time	97,779	125,994	—	(15,391)	208,382
Transferred at a point time	7,955	496	—	—	8,451
Total revenues from contracts with customers	105,734	126,490	—	(15,391)	216,833

December 31, 2023
Type of good or service
Service revenue	95,677	120,336	—	(14,181)	201,832
Non-service revenue	8,724	398	—	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	—	(14,182)	210,953

Timing of revenue recognition
Transferred over time	95,677	120,336	—	(14,181)	201,832
Transferred at a point time	8,724	398	—	(1)	9,121
Total revenues from contracts with customers	104,401	120,734	—	(14,182)	210,953

December 31, 2022
Type of good or service
Service revenue	95,852	127,214	—	(27,722)	195,344
Non-service revenue	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	127,810	—	(27,722)	204,362

Timing of revenue recognition
Transferred over time	95,852	127,214	—	(27,722)	195,344
Transferred at a point time	8,422	596	—	—	9,018
Total revenues from contracts with customers	104,274	127,810	—	(27,722)	204,362

Summary of Contract Balances

Contract balances as at December 31, 2024 and 2023 consists of the following:

	2024	2023
	(in million pesos)
Trade and other receivables (Note 16)	48,808	43,301
Contract assets	1,953	1,960
Contract liabilities and unearned revenues (Notes 21 and 23)	16,067	18,895

Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets

Set out below is the movement in the allowance for expected credit losses of contracts assets as at December 31, 2024 and 2023.

	2024	2023
	(in million pesos)
Balances at beginning of the year	42	45
Provisions	—	—
Reversals and reclassification	25	(3)
Balances at end of the year	67	42

Summary of Changes in Contract Liabilities and Unearned Revenues Accounts

Changes in the contract liabilities and unearned revenues accounts for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Balances at beginning of the year	18,895	17,114
Deferred during the year	123,975	135,982
Recognized as revenue during the year	(126,803)	(134,201)
Balances at end of the year	16,067	18,895

Summary of Contract Liabilities and Unearned Revenues Account

The contract liabilities and unearned revenues accounts as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Unearned revenues from prepaid contracts	6,543	6,864
Short-term advances for installation services	2,773	5,004
Leased facilities	4,630	4,851
Advance monthly service fees	2,098	2,152
Long-term advances from equipment	23	24
Total contract liabilities and unearned revenues	16,067	18,895

Contract liabilities:
Noncurrent (Note 21)	256	300
Current (Note 23)	17	16

Unearned revenues:
Noncurrent (Note 21)	5,369	7,906
Current (Note 23)	10,425	10,673

Summary of Selling, General and Administrative Expenses

Selling, general and administrative expenses for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Repairs and maintenance	30,653	30,186	28,923
Compensation and employee benefits	24,479	24,644	29,256
Professional and other contracted services	7,878	9,077	8,828
Selling and promotions	5,427	8,037	6,558
Taxes and licenses	5,156	5,215	4,044
Insurance and security services	1,408	1,344	1,576
Rent	1,398	1,372	2,031
Communication, training and travel	1,165	1,229	1,467
Amortization of intangible assets (Note 14)	240	221	228
Other expenses	504	551	1,565
Total selling, general and administrative expenses	78,308	81,876	84,476

Summary of Compensation and Employee Benefits

Compensation and employee benefits for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Salaries and other employee benefits	20,214	20,358	21,213
Manpower Rightsizing Program (MRP)	1,688	2,021	5,028
Pension benefit costs (Note 25)	1,441	1,426	1,743
Incentive plan (Note 25)	1,136	839	1,272
Total compensation and employee benefits	24,479	24,644	29,256

Summary of Cost of Sales and Services

Cost of sales and services for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Cost of mobile handsets, phone units, broadband data modems and devices	10,046	10,948	11,029
Cost of services	3,965	4,144	3,143
Total cost of sales and services	14,011	15,092	14,172

Summary of Asset Impairment

Asset impairment for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Trade and other receivables (Note 16)	3,875	4,119	5,126
Inventories and supplies (Note 17)	196	89	408
Contract assets	181	224	227
Property and equipment	67	—	282
Prepayments and other nonfinancial assets	2	—	1
Total asset impairment	4,321	4,432	6,044

Summary of Other Income (Expenses) - Net

Other income (expenses) – net for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Gains on derivative financial instruments – net (Note 27)	4,023	1,198	2,322
Gain on sale and leaseback of telecom towers – gross of expenses (Note 9)	1,442	7,777	25,852
Interest income	916	1,016	653
Income from prescription of preferred shares redemption liability (Note 19)	71	—	7,839
Gain on disposal of property and equipment	85	468	148
Gain on dilution of shares in MIH (Note 11)	—	—	660
Gain on debt modification(1)	—	—	295
Foreign exchange gains (losses) – net	(36)	1,149	(4,687)
Equity share in net losses of associates and joint ventures (Note 11)	(990)	(2,806)	(3,304)
Financing costs – net	(15,500)	(13,755)	(11,759)
Others – net	2,195	736	1,078
Total other income (expenses) – net	(7,794)	(4,217)	19,097

(1) PLDT and Smart re-negotiated terms of selected outstanding Philippine Peso loans in 2022. Under IFRS 9, the difference of the current carrying value and the present value of the modified cash flows of the loan should be recognized as a gain or loss on debt modification.

Summary of Interest Income

Interest income for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Interest income arising from revenue contracts with customers	574	467	294
Interest income on cash and cash equivalents (Note 15)	267	469	255
Interest income on financial instruments at amortized cost	47	54	59
Interest income on financial instruments at FVPL	8	12	12
Interest income – others	20	14	33
Total interest income	916	1,016	653

Summary of Financing Costs - Net

Financing costs – net for the years ended December 31, 2024, 2023 and 2022 consist of the following:

	2024	2023	2022
	(in million pesos)
Interest on loans and other related items	13,620	12,159	10,860
Accretion on lease liabilities (Note 10)	3,935	3,266	2,057
Accretion on financial liabilities	455	409	375
Financing charges	79	90	215
Capitalized interest (Note 9)	(2,589)	(2,169)	(1,748)
Total financing costs – net	15,500	13,755	11,759